Vanguard® Municipal Low Duration Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (102.5%)
Alabama (0.8%)
[1]	Alabama Birmingham AL Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	6/4/2026	12,645	12,645
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	25,000	25,000
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	7,090	7,090
					44,735
Alaska (0.5%)
[1,2]	Anchorage AK COP TOB VRDO	1.600%	6/4/2026	14,095	14,095
[1]	Anchorage AK GO TOB VRDO	3.150%	6/1/2026	15,817	15,817
					29,912
Arizona (0.0%)
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	1.650%	6/4/2026	1,905	1,905
California (1.9%)
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.580%	6/4/2026	8,000	8,000
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	6/1/2026	14,885	14,885
[1,3]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	38,850	38,850
	Los Angeles CA Miscellaneous Revenue TRAN	5.000%	6/25/2026	6,335	6,345
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	8,805	8,805
[1,2]	Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	16,125	16,125
[1,2,4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	1.640%	6/4/2026	11,470	11,470
[1,2]	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue TOB VRDO	1.820%	6/4/2026	1,140	1,140
					105,620
Colorado (3.1%)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	105,555	105,555
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	1.590%	6/4/2026	5,980	5,980
	Colorado State Education Loan Program Intergovernmental Agreement Revenue (Education Loan Program)	5.000%	6/30/2026	20,965	21,005
	Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	5.000%	6/30/2026	42,205	42,284
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	2,300	2,300
					177,124
Connecticut (4.4%)
	Connecticut GO	5.000%	8/15/2026	4,015	4,035
	Connecticut GO	5.000%	8/15/2026	15,605	15,681
[5]	Connecticut GO	5.000%	9/15/2026	625	629
	Connecticut GO	5.000%	12/1/2026	865	876
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.450%	6/4/2026	25,000	25,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	13,000	13,000
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	6,195	6,207
[1,2]	Connecticut State Health & Educational Facilities Authority College & University Revenue TOB VRDO	2.950%	6/1/2026	81,150	81,150
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.250%	6/1/2026	41,950	41,950
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.400%	6/1/2026	55,850	55,850
[1,2]	New Haven CT GO PUT TOB	1.750%	6/4/2026	4,750	4,750
					249,128
District of Columbia (0.9%)
[1]	District of Columbia GO TOB VRDO	1.600%	6/4/2026	8,680	8,680
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	8,340	8,340
[1,2]	District of Columbia Housing Finance Agency Revenue TOB VRDO	1.690%	6/4/2026	9,500	9,500
[2]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	1.570%	6/4/2026	3,310	3,310
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	2.880%	6/1/2026	15,000	15,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	2.880%	6/1/2026	6,300	6,300
					51,130
Florida (8.2%)
[1,2]	Broward County FL School District GO TOB VRDO	1.620%	6/4/2026	18,750	18,750
[1,2]	Capital Trust Authority FL Health Care Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	6/4/2026	47,450	47,450
[1,2]	Florida Housing Finance Corp. Multifamily Mortgage Trust Local or Guaranteed Housing Revenue TOB VRDO	3.000%	6/1/2026	47,405	47,405
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/1/2026	13,565	13,565
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/1/2026	48,425	48,425
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	4,710	4,710
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	10,365	10,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Miami-Dade County FL Recreational Revenue VRDO	1.570%	6/4/2026	13,220	13,220
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue TOB VRDO	1.600%	6/4/2026	1,470	1,470
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.900%	6/1/2026	5,870	5,870
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.900%	6/1/2026	5,000	5,000
[1]	Orlando FL Capital Improvement Special General Fund Revenue TOB VRDO	1.600%	6/4/2026	1,875	1,875
[1,2]	Pasco County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.100%	6/1/2026	21,815	21,815
[1,2]	Pasco County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.970%	6/4/2026	13,845	13,845
[1]	Peace River Manasota Regional Water Supply Authority Water Revenue TOB VRDO	2.880%	6/1/2026	15,000	15,000
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	33,285	33,285
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	19,300	19,300
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	12,155	12,155
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	8,750	8,750
[1,2]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	6/4/2026	15,830	15,830
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	1.600%	6/4/2026	5,000	5,000
[1,2]	Tender Option Bond Trust Receipts/Certificates Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	3,720	3,720
[1,2]	Volusia County FL Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	98,254	98,254
					465,059
Georgia (0.9%)
[1]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.770%	6/4/2026	4,820	4,820
	Fulton County GA General Fund Revenue TAN	5.000%	12/30/2026	25,000	25,356
	Georgia GO	5.000%	7/1/2026	4,000	4,008
[1]	Georgia GO TOB VRDO	1.590%	6/4/2026	9,375	9,375
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.600%	6/4/2026	4,445	4,445
					48,004
Hawaii (0.2%)
[2]	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue VRDO	1.600%	6/4/2026	9,250	9,250
	Honolulu HI City & County GO	5.000%	8/1/2026	3,120	3,132
					12,382
Idaho (0.4%)
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO (St. Luke'S Health System Project)	2.800%	6/1/2026	8,800	8,800
[1,2]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	6,847	6,847
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	6,615	6,615
					22,262
Illinois (2.6%)
[2]	Aurora IL College & University Revenue VRDO	1.570%	6/4/2026	5,000	5,000
[1,2]	Chicago IL GO TOB VRDO	1.630%	6/4/2026	45,000	45,000
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	6/4/2026	7,155	7,155
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.100%	6/1/2026	13,400	13,400
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	6/3/2026	3,500	3,500
[2]	Illinois Finance Authority Miscellaneous Revenue VRDO	1.540%	6/4/2026	20,000	20,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	19,110	19,110
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.350%	6/4/2026	5,985	5,985
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	29,975	29,975
					149,125
Indiana (0.3%)
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	6/4/2026	17,025	17,025
Iowa (0.3%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	2.750%	6/1/2026	15,960	15,960
Kentucky (1.3%)
[1,2]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT TOB	1.750%	7/16/2026	7,365	7,365
[1,2]	Public Finance Authority Miscellaneous Revenue TOB VRDO	2.950%	6/1/2026	63,650	63,650
					71,015
Louisiana (3.0%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.850%	6/1/2026	71,430	71,430
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.850%	6/1/2026	26,745	26,745
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	2.800%	6/1/2026	43,255	43,255
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	2.800%	6/1/2026	30,015	30,015
					171,445
Maryland (1.7%)
	Harford County MD GO	5.000%	7/1/2026	1,000	1,002
[1,6]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue TOB VRDO	1.600%	6/4/2026	2,125	2,125
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	20,210	20,414
	Maryland GO	5.000%	8/1/2026	15,760	15,821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Maryland GO TOB VRDO	1.600%	6/4/2026	7,250	7,250
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.880%	6/1/2026	19,205	19,205
[2,6]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	2.800%	6/1/2026	23,075	23,075
	Montgomery County MD GO	5.000%	8/1/2026	3,270	3,282
[1]	Prince George's County MD GO TOB VRDO	1.600%	6/4/2026	3,500	3,500
					95,674
Massachusetts (3.9%)
[1]	Commonwealth of Massachusetts GO TOB VRDO	1.570%	6/4/2026	16,275	16,275
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	2.600%	6/1/2026	13,740	13,740
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	1.580%	6/4/2026	2,375	2,375
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	1.870%	6/4/2026	630	630
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	1,850	1,850
[2]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.570%	6/3/2026	2,700	2,700
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.500%	6/4/2026	6,200	6,200
	Massachusetts Water Resources Authority Water Revenue VRDO	2.750%	6/1/2026	10,575	10,575
[2]	Massachusetts Water Resources Authority Water Revenue VRDO	1.570%	6/3/2026	4,500	4,500
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.640%	6/4/2026	92,500	92,500
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.640%	6/4/2026	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.630%	6/4/2026	23,000	23,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.650%	6/4/2026	13,000	13,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.730%	6/4/2026	30,900	30,900
					221,245
Michigan (3.7%)
[1]	Detroit MI Regional Convention Facility Authority Special Tax Revenue TOB VRDO	1.620%	6/4/2026	32,075	32,075
[1,2,4]	Eastern Michigan University College & University Revenue TOB VRDO	2.880%	6/1/2026	33,190	33,190
[2]	Eastern Michigan University College & University Revenue VRDO	2.850%	6/1/2026	48,665	48,665
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.880%	6/1/2026	22,890	22,890
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.880%	6/1/2026	19,500	19,500
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.560%	6/3/2026	27,090	27,090
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	25,630	25,630
[1,2,7]	Southfield Public Schools GO TOB VRDO	1.600%	6/4/2026	1,375	1,375
					210,415
Minnesota (0.9%)
[1,2]	Bloomington Minnesota Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.900%	6/1/2026	12,000	12,000
	Minnesota GO	5.000%	8/1/2026	2,045	2,053
	Minnesota GO	5.000%	8/1/2026	21,800	21,888
	Minnesota GO	5.000%	8/1/2026	10,225	10,267
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	6,540	6,540
					52,748
Mississippi (3.8%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.850%	6/1/2026	4,115	4,115
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.850%	6/1/2026	7,100	7,100
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.850%	6/1/2026	60,310	60,310
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.850%	6/1/2026	6,510	6,510
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	6/1/2026	12,100	12,100
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	6/1/2026	12,325	12,325
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	6/1/2026	39,990	39,990
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	6/1/2026	6,075	6,075
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	6/1/2026	17,100	17,100
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	6/1/2026	28,255	28,255
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	6/1/2026	22,810	22,810
					216,690
Missouri (1.9%)
[2]	Kansas City MO Special Obligation Revenue VRDO	1.670%	6/3/2026	2,390	2,390
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	2.750%	6/1/2026	37,700	37,700
[2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	2.820%	6/1/2026	15,165	15,165
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/1/2026	16,000	16,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.350%	6/4/2026	8,375	8,375
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	6/4/2026	13,720	13,720
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.560%	6/4/2026	6,625	6,625
[5]	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2027	8,770	8,963
					108,938
Multiple States (1.3%)
[1,3]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue TOB VRDO	1.590%	6/4/2026	7,950	7,950
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.640%	6/4/2026	67,200	67,200
					75,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nebraska (0.9%)
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	1.400%	6/3/2026	8,400	8,400
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	1.400%	6/3/2026	5,520	5,520
[1,2]	Nebraska Public Power District Electric Power & Light Revenue TOB VRDO	1.870%	6/4/2026	1,315	1,315
[1,8,9]	Nebraska Public Power Generation Agency Revenue TOB VRDO	1.590%	6/4/2026	33,825	33,825
					49,060
Nevada (1.2%)
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	1.650%	6/3/2026	2,000	2,000
[2]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.640%	6/4/2026	10,000	10,000
[1]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	1.670%	6/4/2026	58,100	58,100
					70,100
New Hampshire (0.3%)
[1,2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.610%	6/4/2026	15,535	15,535
New Jersey (0.7%)
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/28/2027	11,760	11,905
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Government Leasing Program)	4.000%	12/9/2026	10,000	10,068
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/12/2027	10,665	10,786
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	6/4/2026	4,920	4,920
					37,679
New Mexico (0.1%)
[1]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.970%	6/4/2026	4,973	4,973
New York (18.4%)
[1,2]	Delaware County Capital Resource Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.620%	6/4/2026	11,810	11,810
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	6/1/2026	22,350	22,350
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	6/1/2026	10,055	10,055
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.900%	6/1/2026	1,555	1,555
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.900%	6/1/2026	7,570	7,570
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.600%	6/4/2026	8,355	8,355
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	15,000	15,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	25,180	25,180
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.750%	6/1/2026	17,200	17,200
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.750%	6/1/2026	20,525	20,525
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.800%	6/1/2026	2,730	2,730
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.700%	6/1/2026	30,795	30,795
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.750%	6/1/2026	5,225	5,225
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.750%	6/1/2026	62,275	62,275
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.750%	6/1/2026	51,490	51,490
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	6/1/2026	4,800	4,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	6/1/2026	6,600	6,600
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	6/1/2026	13,455	13,455
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.750%	6/1/2026	18,625	18,625
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.830%	6/1/2026	38,425	38,425
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	20,600	20,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	25,340	25,340
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	6/1/2026	48,240	48,240
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.550%	6/4/2026	9,450	9,450
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.570%	6/4/2026	11,960	11,960
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	1.600%	6/4/2026	4,535	4,535
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	1.620%	6/4/2026	4,000	4,000
	New York NY GO	5.000%	8/1/2026	2,430	2,440
[1,2]	New York NY GO TOB VRDO	2.900%	6/1/2026	20,500	20,500
[1,2]	New York NY GO TOB VRDO	1.600%	6/4/2026	22,000	22,000
	New York NY GO VRDO	2.750%	6/1/2026	47,960	47,960
	New York NY GO VRDO	2.750%	6/1/2026	83,035	83,035
[2]	New York NY GO VRDO	2.800%	6/1/2026	6,665	6,665
	New York NY GO VRDO	2.800%	6/1/2026	5,560	5,560
	New York NY GO VRDO	2.850%	6/1/2026	10,000	10,000
[1]	New York State Dormitory Authority College & University Revenue TOB VRDO	1.600%	6/4/2026	6,500	6,500
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	1.600%	6/4/2026	1,140	1,140
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.600%	6/4/2026	3,365	3,365
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.600%	6/4/2026	2,145	2,145
[1,2,4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.670%	6/4/2026	15,865	15,865
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.800%	6/1/2026	46,700	46,700
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.800%	6/1/2026	16,120	16,120
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	6/1/2026	41,405	41,405
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	10,085	10,085
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.550%	6/3/2026	8,600	8,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	10,225	10,225
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.600%	6/3/2026	12,500	12,500
	North Hempstead NY BAN GO	3.750%	9/18/2026	15,285	15,337
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.620%	6/4/2026	35,300	35,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.620%	6/4/2026	16,700	16,700
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	2.850%	6/1/2026	8,375	8,375
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.750%	6/1/2026	23,025	23,025
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.750%	6/1/2026	59,100	59,100
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.800%	6/1/2026	3,970	3,970
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.800%	6/1/2026	1,100	1,100
					1,038,862
North Carolina (2.0%)
	Charlotte NC GO	5.000%	7/1/2026	1,180	1,182
[1,2]	Holly Spring North Carolina Enterprises System Water Revenue TOB VRDO	1.600%	6/4/2026	1,055	1,055
[1]	North Carolina GO TOB VRDO	1.600%	6/4/2026	10,000	10,000
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.800%	6/1/2026	41,500	41,500
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	14,950	14,950
[1,2]	University of North Carolina Health Care System Health Care Facility Revenue TOB VRDO	1.600%	6/4/2026	42,050	42,050
	Wake County NC GO	5.000%	5/1/2027	3,645	3,727
					114,464
Ohio (4.1%)
[1,2]	Columbus Franklin County Ohio Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.900%	6/1/2026	36,775	36,775
[1,2]	Columbus-Franklin County OH Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.600%	6/4/2026	10,630	10,630
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	4,195	4,195
	Ohio (Conservation Projects) GO	5.000%	9/1/2026	1,660	1,670
	Ohio GO	5.000%	11/1/2026	13,275	13,412
	Ohio GO	5.000%	11/1/2026	750	758
	Ohio GO	5.000%	11/1/2026	2,905	2,935
[1,2]	Ohio Health, Hospital, Nursing Home Revenue PUT TOB	1.750%	7/16/2026	3,250	3,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.100%	6/1/2026	49,600	49,600
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	2,000	2,000
[1,2]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	3,118	3,118
	Ohio Miscellaneous Revenue	5.000%	12/15/2026	2,880	2,917
	Ohio State University College & University Revenue VRDO	1.450%	6/3/2026	39,620	39,620
	Ohio State University College & University Revenue VRDO	1.580%	6/3/2026	27,400	27,400
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	1,150	1,150
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	570	584
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	2.800%	6/1/2026	20,625	20,625
[1,2]	Public Finance Authority Revenue TOB VRDO	1.630%	6/4/2026	12,475	12,475
					233,114
Oklahoma (0.8%)
[1]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue TOB VRDO	1.600%	6/4/2026	3,165	3,165
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	40,415	40,415
					43,580
Oregon (0.6%)
[1]	Deschutes County Administrative School District No. 1 Bend-La Pine GO TOB VRDO	1.600%	6/4/2026	4,260	4,260
[1]	Multnomah County School District No. 1J Portland GO TOB VRDO	1.600%	6/4/2026	1,750	1,750
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2027	1,025	1,049
	Oregon GO VRDO	2.750%	6/1/2026	6,670	6,670
[1,2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	3.100%	6/1/2026	9,195	9,195
[1,2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	3,060	3,060
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	1.580%	6/4/2026	4,050	4,050
	Portland OR (Transportation Projects) GO	5.000%	10/1/2026	1,000	1,008
					31,042
Pennsylvania (3.7%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	2.100%	6/1/2026	17,400	17,400
[2]	Allegheny County IDA Private Schools Revenue VRDO	1.500%	6/4/2026	2,600	2,600
	Butler County General Authority Miscellaneous Revenue VRDO	1.500%	6/4/2026	1,795	1,795
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	13,500	13,566
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	2,560	2,578
[2]	Dauphin County General Authority Health, Hospital, Nursing Home Revenue VRDO (Pinnacle Health System Project)	1.500%	6/4/2026	14,400	14,400
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	1.600%	6/4/2026	8,240	8,240
[1,2]	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	6/4/2026	14,385	14,385
	Northampton County General Purpose Authority College & University Revenue VRDO	1.570%	6/4/2026	30,020	30,020
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB VRDO	1.600%	6/4/2026	4,950	4,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pennsylvania Economic Development Financing Authority Private Schools Revenue (Montessori Academy Inc. Project-C2) VRDO	1.600%	6/4/2026	500	500
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.880%	6/1/2026	11,450	11,450
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.880%	6/1/2026	3,750	3,750
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	1.600%	6/4/2026	28,000	28,000
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	1.600%	6/4/2026	1,700	1,700
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.550%	6/4/2026	4,430	4,430
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.550%	6/4/2026	1,775	1,775
[2]	Philadelphia IDA Lease (Appropriation) Revenue VRDO	1.550%	6/4/2026	4,665	4,665
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	13,635	13,635
[1,2]	Public Finance Authority Revenue TOB VRDO	1.630%	6/4/2026	26,790	26,790
					206,629
Rhode Island (0.1%)
[1,10]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.950%	4/1/2031	6,215	6,215
South Carolina (1.2%)
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	68,605	68,605
South Dakota (0.2%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	6/4/2026	3,700	3,700
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.570%	6/4/2026	4,900	4,900
					8,600
Tennessee (1.0%)
	Blount County Tennessee Public Building Authority Intergovernmental Agreement Revenue VRDO	2.850%	6/1/2026	19,650	19,650
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	6,715	6,810
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	18,125	18,125
[1,2]	Shelby County Health Educational & Housing Facilities Board Revenue TOB VRDO	1.620%	6/4/2026	14,700	14,700
					59,285
Texas (14.3%)
	Alamo Community College District GO	5.000%	8/15/2026	3,615	3,632
[1,2]	Austin TX Water & Wastewater System Water Revenue TOB VRDO	1.600%	6/4/2026	2,930	2,930
	Board of Regents of the University of Texas System College & University Revenue VRDO	1.350%	6/4/2026	1,615	1,615
	Board of Regents of the University of Texas System College & University Revenue VRDO	1.450%	6/4/2026	85,000	85,000
	Board of Regents of the University of Texas System College & University Revenue VRDO	1.450%	6/4/2026	96,500	96,500
	Board of Regents of the University of Texas System College & University Revenue VRDO	1.500%	6/4/2026	25,260	25,260
[1,11]	Conroe Independent School District GO TOB VRDO	1.600%	6/4/2026	2,850	2,850
[1,11]	Cypress-Fairbanks Independent School District GO TOB VRDO	1.600%	6/4/2026	4,610	4,610
	Dallas County TX GO	5.000%	8/15/2026	500	502
[1,11]	Dallas Independent School District GO TOB VRDO	1.600%	6/4/2026	3,500	3,500
[1,11]	Frisco Independent School District GO TOB VRDO	1.600%	6/4/2026	2,475	2,475
[1,2,4]	Greenville TX Electric System Electric Power & Light Revenue TOB VRDO	1.600%	6/4/2026	2,200	2,200
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	2.800%	6/1/2026	98,470	98,470
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	26,910	26,910
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.600%	6/3/2026	16,520	16,520
[1,2]	Harris County TX Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	2,770	2,770
[11]	Houston Independent School District GO	5.000%	8/15/2026	3,500	3,517
[11]	Houston Independent School District GO	5.000%	2/15/2027	13,720	13,962
[2]	Houston TX Combined Utility System Water Revenue VRDO	1.590%	6/4/2026	41,900	41,900
[2]	Houston TX Combined Utility System Water Revenue VRDO	1.590%	6/4/2026	18,925	18,925
	Houston TX GO	5.000%	3/1/2027	1,865	1,899
[1,2,11]	Lamar Consolidated Independent School District GO TOB VRDO	1.600%	6/4/2026	1,780	1,780
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	1.450%	6/3/2026	17,450	17,450
[11]	Richardson Independent School District GO	5.000%	2/15/2027	1,215	1,235
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.750%	6/1/2026	55,000	55,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.550%	6/3/2026	25,000	25,000
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	1.590%	6/4/2026	19,100	19,100
	Texas GO	5.000%	10/1/2026	3,440	3,467
	Texas GO VRDO	1.500%	6/3/2026	38,765	38,765
	Texas GO VRDO	1.500%	6/3/2026	6,425	6,425
	Texas GO VRDO	1.500%	6/3/2026	13,235	13,235
	Texas GO VRDO	1.500%	6/3/2026	28,820	28,820
	Texas GO VRDO	1.600%	6/3/2026	37,235	37,235
[2]	Texas GO VRDO	1.600%	6/3/2026	24,945	24,945
	Texas GO VRDO	1.700%	6/3/2026	19,845	19,845
	Texas GO VRDO	1.700%	6/3/2026	14,085	14,085
	Texas State University System College & University Revenue	5.000%	3/15/2027	3,010	3,064
	Texas Transportation Commission GO	5.000%	4/1/2027	2,750	2,806
[1,2]	Travis County TX Strategic Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	8,343	8,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Houston College & University Revenue VRDO	1.350%	6/4/2026	34,500	34,500
					811,047
Utah (0.0%)
[1,2]	Utah Housing Corp. Mutlifamily Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	1,244	1,244
Vermont (0.1%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	1.670%	6/3/2026	3,100	3,100
	Vermont GO	5.000%	8/15/2026	525	527
					3,627
Virginia (0.9%)
	Commonwealth of Virginia GO	5.000%	6/1/2026	10,000	10,000
	Fairfax County VA GO	4.000%	10/1/2026	3,500	3,516
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/15/2026	9,255	9,283
	Loudoun County Economic Development Authority Industrial Revenue VRDO	1.550%	6/3/2026	1,550	1,550
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	1.550%	6/3/2026	1,400	1,400
[5]	Loudoun County VA GO	5.000%	12/1/2026	6,160	6,233
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	16,650	16,650
[5]	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2027	2,750	2,791
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	1,540	1,540
					52,963
Washington (3.3%)
[1,2]	King County Public Hospital District No. 2 GO TOB VRDO	1.600%	6/4/2026	2,940	2,940
[1,2]	King County Public Hospital District No. 2 GO TOB VRDO	1.600%	6/4/2026	2,680	2,680
	King County WA Sewer Revenue VRDO	2.820%	6/1/2026	75,850	75,850
	Washington GO	4.000%	7/1/2026	4,040	4,044
[1,2]	Washington State Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	6/4/2026	19,000	19,000
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	2,220	2,220
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.570%	6/4/2026	15,100	15,100
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.600%	6/4/2026	14,820	14,820
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.600%	6/4/2026	6,285	6,285
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	10,011	10,011
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	2,899	2,899
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	3,325	3,325
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	3,914	3,914
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.620%	6/4/2026	2,741	2,741
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.670%	6/4/2026	7,749	7,749
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.670%	6/4/2026	5,400	5,400
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	1.670%	6/4/2026	7,600	7,601
					186,579
Wisconsin (2.2%)
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	26,950	26,950
[1]	Public Finance Authority Local or Guaranteed Housing Revenue (Clipper Cove Apartments Projects) TOB VRDO	1.600%	6/4/2026	4,250	4,250
[1,2]	Public Finance Authority WI Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	14,215	14,215
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	21,115	21,115
	Wisconsin GO	5.000%	11/1/2026	2,325	2,348
	Wisconsin GO	5.000%	5/1/2027	1,470	1,503
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	13,980	13,980
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	9,395	9,395
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	7,125	7,125
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	1,900	1,900
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	1.520%	6/4/2026	5,500	5,500
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	10,330	10,330
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	7,395	7,395
					126,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wyoming (0.4%)
	Lincoln County WY Resource Recovery Revenue VRDO	2.850%	6/1/2026	7,200	7,200
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.600%	6/4/2026	6,400	6,400
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	1.550%	6/4/2026	8,500	8,500
					22,100
Total Tax-Exempt Municipal Bonds (Cost $5,804,024)					5,804,000
Total Investments (102.5%) (Cost $5,804,024)					5,804,000
Other Assets and Liabilities—Net (-2.5%)					(141,787)
Net Assets (100%)					5,662,213
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $2,160,741, representing 38.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Bank of America NA	$549,960,000
JPMorgan Chase Bank NA	464,379,000
Toronto-Dominion Bank NA	286,450,000
Barclays Bank plc	155,235,000
Royal Bank of Canada	153,105,000
Sumitomo Mitsui Banking Corp.	136,620,000
Citibank NA	107,211,000
US Bank NA	82,125,000
Federal Home Loan Mortgage Corp.	49,040,000
Landesbank Hessen-Thueringen	46,700,000
Other	167,890,000
Total	2,198,715,000
A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.